Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8. INTANGIBLE ASSETS, Net
Intangible assets, net consisted of the following:

		As of December 31, 2021
	Remaining Weighted Average Useful Life (in years)	Gross amount	Accumulated amortization	Net carrying amount
Software	1.0	$9,124	$(8,653)	$471
Capitalized software costs	1.0	7,366	(5,335)	2,031
Customer relationships	2.0	31,726	(22,740)	8,986
Trademarks/tradename	5.0	10,240	(5,134)	5,106

Total		$58,456	$(41,862)	$16,594

		As of December 31, 2020
	Remaining Weighted Average Useful Life (in years)	Gross amount	Accumulated amortization	Net carrying amount
Software	2.0	$9,124	$(8,138)	$986
Capitalized software costs	1.4	5,275	(3,334)	1,941
Customer relationships	3.0	31,726	(18,227)	13,499
Trademarks/tradename	6.0	10,243	(4,115)	6,128
Non-compete agreements	1.0	1,519	(1,223)	296

Total		$57,887	$(35,037)	$22,850

Amortization expense was included in the Company’s Consolidated Statements of Operations as follows:

	Year ended December 31,
	2021	2020
Platform operations	$2,001	$1,720
Sales and marketing	5,480	5,489
Technology and development	558	465
General and administrative	306	314

Total	$8,345	$7,988

Amortization expense for Capitalized software costs for the year ended December 31, 2021 and 2020 was $2,001 and $1,635, respectively.
The following is a schedule for the next five years of future amortization of intangible assets:

Year ended December 31,
2022	$7,533
2023	5,996
2024	1,021
2025	1,020
2026	1,016
Thereafter	8
The preceding expected amortization expense is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, impairment of intangible assets, accelerated amortization of intangible assets and other events. The Company expenses the costs incurred to renew or extend the term of intangible assets.